Loss Per Share (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Options, Restricted Stock Units (RSUs) and Warrants [Member]
Earnings per share [line items]
Diluted loss per share	13,528,092	12,211,676	5,286,095